Shareholder Report, Average Annual Return (Details)		12 Months Ended		17 Months Ended	42 Months Ended		45 Months Ended			47 Months Ended	60 Months Ended		108 Months Ended	116 Months Ended	120 Months Ended
		Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000224745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JOHCM Emerging Markets Opportunities Fund (Investor Shares/JOEAX)
Average Annual Return, Percent		19.46%									8.26%				7.72%
C000224744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JOHCM Emerging Markets Opportunities Fund (Institutional Shares/JOEMX)
Average Annual Return, Percent		19.71%									8.51%				7.97%
C000224746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JOHCM Emerging Markets Opportunities Fund (Advisor Shares/JOEIX)
Average Annual Return, Percent		19.65%									8.43%				7.87%
C000224748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JOHCM Emerging Markets Discovery Fund (Advisor Shares/JOMEX)
Average Annual Return, Percent		13.35%									12.33%			12.14%
C000224749 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JOHCM Emerging Markets Discovery Fund (Institutional Shares/JOMMX)
Average Annual Return, Percent		13.55%									12.41%				11.48%
C000224756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JOHCM International Opportunities Fund (Institutional Shares/JOPSX)
Average Annual Return, Percent		14.49%									12.62%		8.73%
C000224759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JOHCM International Select Fund (Institutional Shares/JOHIX)
Average Annual Return, Percent		13.46%									3.99%				7.24%
C000224761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JOHCM International Select Fund (Investor Shares/JOHAX)
Average Annual Return, Percent		13.16%									3.74%				6.97%
C000231392 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TSW Emerging Markets Fund (Institutional Shares/TSWMX)
Average Annual Return, Percent		20.44%					6.38%
C000231395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TSW High Yield Bond Fund (Institutional Shares/TSWHX)
Average Annual Return, Percent		6.46%								4.17%
C000231400 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TSW Large Cap Value Fund (Institutional Shares/TSWEX)
Average Annual Return, Percent		14.12%									14.89%				11.36%
C000244332 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Trillium ESG Global Equity Fund (Institutional Shares/PORIX)
Average Annual Return, Percent		9.35%									10.18%				11.39%
C000244333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Trillium ESG Global Equity Fund (Investor Shares/PORTX)
Average Annual Return, Percent		9.09%									9.89%				11.09%
C000244336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX)
Average Annual Return, Percent		4.05%									9.11%				7.96%
C000249635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares/BEOIX)
Average Annual Return, Percent		18.49%			7.33%
C000249640 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Total Return Bond Fund (Institutional Shares/BTRIX)
Average Annual Return, Percent		3.51%			2.48%
C000249645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Credit Opportunities Fund (Institutional Shares/BCONX)
Average Annual Return, Percent		8.23%			7.13%
C000249648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Floating Rate Fund (Institutional Shares/BFRNX)
Average Annual Return, Percent		7.55%			7.97%
C000249651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barrow Hanley US Value Opportunities Fund (Institutional Shares/BVOIX)
Average Annual Return, Percent		9.73%			11.53%
C000249656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barrow Hanley Emerging Markets Value Fund (Institutional Shares/BEMVX)
Average Annual Return, Percent		20.55%						7.99%
C000249661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barrow Hanley International Value Fund (Institutional Shares/BNIVX)
Average Annual Return, Percent		16.89%						9.73%
C000249810 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TSW Core Plus Bond Fund (Institutional Shares/TSWFX)
Average Annual Return, Percent		2.87%		5.89%
MSCI Emerging Markets Index Net USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index Net (USD)
Average Annual Return, Percent		17.32%	[1]								7.02%	[1]		9.26% [1]	7.99%	[2]
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		14.99%	[3]					7.53%	[3]		11.15%		8.32%		8.17%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		17.32%	[4]		8.51%	[5]	5.70%	5.38%	[4]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	[6]	6.09%	2.13%	[7]				(0.27%) [6]
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000®Index
Average Annual Return, Percent		17.75%	[8]		14.12%	[9]					15.99%	[8]			15.04%	[8]
MSCI ACWI Net Total Return Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent		17.27%									13.54%				11.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000®Index
Average Annual Return, Percent	[10]	17.41%									15.74%				14.71%
MSCI Emerging Markets Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index
Average Annual Return, Percent		8.28%									12.51%			9.55%	8.48%
ICE BofA U S High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent		7.31%								4.30%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		9.44%			8.56%						13.87%				10.72%
Russell 2500TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Index
Average Annual Return, Percent		10.16%									12.09%				10.52%
MSCI Emerging Markets Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index
Average Annual Return, Percent		13.30%			8.31%			6.47%
ICE BofA BB B US High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA BB-B US High Yield Index
Average Annual Return, Percent		6.83%			6.28%
S And P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Average Annual Return, Percent		7.09%			7.18%
MSCI EAFE Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index
Average Annual Return, Percent		22.53%						12.66%

[1]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.
[2]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.
[3]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.
[4]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.
[5]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.
[6]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.
[7]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.
[8]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.
[9]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.
[10]	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.